Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 9.6	$ 0
Accounts receivable:
Trade, net of allowance for bad debt	139.0	0.4
Accrued revenues and other	253.3	0
Related party	120.8	0
Fair value of derivative assets	16.7	0
Natural gas and natural gas liquids inventory, prepaid expenses and other	30.8	5.8
Assets held for disposition	0	72.7
Total current assets	570.2	78.9
Property and equipment, net of accumulated depreciation of $1,422.3 and $1,169.8, respectively	4,934.3	1,768.1
Intangible assets, net of accumulated amortization of $36.5	533.0	0
Goodwill	2,257.8	401.7
Fair value of derivative assets	10.0	0
Investments in unconsolidated affiliates	270.8	61.1
Other assets, net	16.6	0
Total assets	8,592.7	2,309.8
Current Liabilities:
Drafts payable	13.2	0
Accounts payable	108.5	1.7
Accounts payable to related party	3.0	0
Accrued gas, condensate and crude oil purchases	204.5	0
Contract liability	20.3	0
Accrued capital expenditures	18.9	0
Fair value of derivative liabilities	3.0	0
Accrued interest	16.9	0
Other current liabilities	89.7	38.8
Liabilities held for disposition	0	37.0
Total current liabilities	478.0	77.5
Long-term debt	2,022.5	0
Asset retirement obligations	10.9	7.7
Other long-term liabilities	84.0	0
Deferred tax liability	73.1	440.9
Fair value of derivative liabilities	2.0	0
Partners' equity:
Predecessor	0	1,783.7
Common unitholders (245,421,549 units issued and outstanding at December 31, 2014 )	5,259.2	0
General partner interest (1,594,974 equivalent units outstanding at December 31, 2014 )	116.6	0
Non-controlling interest	546.4	0
Total partners' equity	5,922.2	1,783.7
Commitments and Contingencies
Total liabilities and partners' equity	$ 8,592.7	$ 2,309.8